Expense Example - LVIP T Rowe Price 2040 Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	74	241	423	949	99	320	558	1,243